Share-Based Compensation (Details) - Schedule of Transactions Related to the Grant of Options to Employees, Directors and Consultent - USD ($)		6 Months Ended
	Dec. 31, 2022	Jun. 30, 2024
Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan [Abstract]
Number of options, Outstanding balance	9,974,095
Weighted average exercise price, Outstanding balance	$ 0.05
Weighted average remaining contractual term, Outstanding balance	6 years 4 months 28 days	1 year 1 month 6 days
Aggregate Intrinsic Value, Outstanding balance
Number of options, Vested and expected to vest at end of period		9,057,320
Weighted average exercise price, Vested and expected to vest at end of period		$ 0.19
Weighted average remaining contractual term, Vested and expected to vest at end of period		1 year 1 month 6 days
Aggregate Intrinsic Value, Vested and expected to vest at end of period		$ 290
Number of options, Exercisable		7,216,358
Weighted average exercise price, Exercisable		$ 0.23
Weighted average remaining contractual term, Exercisable		10 months 9 days
Aggregate Intrinsic Value, Exercisable
Number of options, Granted		740,000
Weighted average exercise price, Granted		$ 0.001
Weighted average remaining contractual term, Granted		5 years
Aggregate Intrinsic Value, Granted		$ 3,580
Number of options, Forfeited		(53,333)
Weighted average exercise price, Forfeited		$ 0.2
Aggregate Intrinsic Value, Forfeited
Number of options, Expired		(1,603,442)
Weighted average exercise price, Expired		$ 0.47
Weighted average remaining contractual term, Expired
Aggregate Intrinsic Value, Expired
Number of options, Outstanding balance		9,057,320
Weighted average exercise price, Outstanding balance		$ 0.19
Aggregate Intrinsic Value, Outstanding balance		$ 290